Selected cash flow information - Cash and Cash Equivalents (Details) - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash Flow Statement [Abstract]
Cash	$ 88.6	$ 86.3
Cash equivalents	0.0	9.0
Cash and cash equivalents	$ 88.6	$ 95.3	$ 9.7	$ 7.2